INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticasl) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	50
Preferred stock, issued		0
Class A [Member]
Preferred Stock, par value		$ 0.0001
Preferred stock, authorized	584,869	1,000
Preferred stock, issued	100,000
Preferred stock, outstanding	100,000
Common stock, par value	$ 0.0001
Common stock, authorized	50,000,000
Common stock, issued	6,535,014
Common stock, outstanding	6,535,014
Class B [Member]
Preferred Stock, par value	$ 0	$ 0.0001
Preferred stock, authorized	5,000	100
Preferred stock, issued	0	100
Preferred stock, outstanding	0
Common stock, par value	$ 0.0001
Common stock, authorized	450,000,000
Common stock, issued	18,083,473
Common stock, outstanding	18,083,473